Corporate Bonds Issuance - Additional Information (Detail) - USD ($)		2 Months Ended
	Mar. 14, 2022	Dec. 31, 2021	Apr. 27, 2018	Apr. 28, 2017	Apr. 26, 2016	Apr. 09, 2013	Apr. 30, 2008	Feb. 29, 2008
Bano BMA SAU [Member]
Disclosure of corporate bond liabilities [line items]
Debt instrument face value						$ 350,000,000	$ 250,000,000	$ 250,000,000
Subordinated Resettable – Class A
Disclosure of corporate bond liabilities [line items]
Borrowings Term Of Extension		5 years
Subordinated Resettable – Class A | Maximum Average Term [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond outstanding amount			$ 2,500,000,000	$ 1,500,000,000	$ 1,000,000,000
Subordinated Resettable – Class A | Maximum Average Term [member] | Previously stated [member]
Disclosure of corporate bond liabilities [line items]
Corporate bond outstanding amount			$ 1,500,000,000
Non Subordinated Corporate Bonds Series Thirteen [Member] | Bano BMA SAU [Member]
Disclosure of corporate bond liabilities [line items]
Borrowings maturity	August 18, 2025
Borrowings, adjustment to interest rate basis	2.78%